Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Components of deferred tax assets
	December 31, 2016	December 31, 2015
Net deferred tax assets – Non-current:

Expected income tax benefit from NOL carry-forwards	$3,100,000	$1,910,000
Less valuation allowance	(3,100,000)	(1,910,000)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of reconciliation of the federal statutory income tax rate
	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015

Federal statutory income tax rate	34.0%	34.0%

Change in valuation allowance on net operating loss carry-forwards	(34.0)%	(34.0)%

Effective income tax rate	0.0%	0.0%